                                [Nationwide Logo]





                                   NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-C




                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2000



                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

FHL-474-L (06/00)

                                [Nationwide Logo]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                             [President's Picture]

                              PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VA Separate Account-C.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 5. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)



ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,284,180 shares (cost $117,844,150) .................................................    $  121,060,568
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,194,107 shares (cost $24,159,201) ..................................................        28,013,762
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         15,184,385 shares (cost $15,184,385) .................................................        15,184,385
      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,771,856 shares (cost $76,767,299) ..................................................        92,526,290
      One Group - Balanced Portfolio - Class A (OGBal)
         12,709,521 shares (cost $184,414,409) ................................................       201,573,003
      One Group - Bond Portfolio - Class A (OGBond)
         1,992,415 shares (cost $20,068,630) ..................................................        20,063,618
      One Group - Diversified Equity Portfolio - Class A (OGDivEq)
         1,398,104 shares (cost $24,623,695) ..................................................        24,984,110
      One Group - Diversified Mid Cap Portfolio - Class A (OGDivMidCap)
         700,088 shares (cost $11,139,057) ....................................................        11,621,457
      One Group - Equity Index Portfolio - Class A (OGEqIx)
         6,320,877 shares (cost $74,870,757) ..................................................        79,516,633
      One Group - Government Bond Portfolio - Class A (OGGvtBd)
         7,314,373 shares (cost $75,814,205) ..................................................        73,363,158
      One Group - Large Cap Growth Portfolio - Class A (OGLgCapGr)
         13,840,302 shares (cost $278,438,115) ................................................       361,508,694
      One Group - Mid Cap Growth Portfolio - Class A (OGMidCapGr)
         8,079,406 shares (cost $135,794,350) .................................................       186,230,301
      One Group - Mid Cap Value Portfolio - Class A (OGMidCapV)
         1,451,838 shares (cost $15,185,738) ..................................................        15,607,257
                                                                                                    -------------
            Total investments .................................................................     1,231,253,236

Accounts receivable ...........................................................................         3,075,584
                                                                                                    -------------
            Total assets ......................................................................     1,234,328,820

ACCOUNTS PAYABLE ..............................................................................             8,945
                                                                                                    -------------
CONTRACT OWNERS' EQUITY .......................................................................   $ 1,234,319,875
                                                                                                    =============


                                                NATIONWIDE VA SEPARATE ACCOUNT-C
                             STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED



                                                                                                                PERIOD
   Contract owners' equity represented by:                   UNITS         UNIT VALUE                           RETURN(*)
                                                             -----         ----------                           ---------
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ............................        1,853,177       $ 21.544687      $  39,926,118         (3)%
         Non-tax qualified ........................        3,757,348         21.544687         80,950,887         (3)%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified ............................          402,209         18.779911          7,553,449         (6)%
         Non-tax qualified ........................        1,080,272         18.779911         20,287,412         (6)%
      Nationwide SAT - Money Market Fund:
         Tax qualified ............................          488,054         12.512952          6,106,996           2%
         Non-tax qualified ........................          725,455         12.512952          9,077,584           2%
      Nationwide SAT - Total Return Fund:
         Tax qualified ............................        1,251,230         24.151274         30,218,799           3%
         Non-tax qualified ........................        2,571,906         24.151274         62,114,807           3%
      One Group - Balanced Portfolio - Class A:
         Tax qualified ............................        2,882,274         20.095844         57,921,729           2%
         Non-tax qualified ........................        7,212,422         20.095844        144,939,707           2%
      One Group - Bond Portfolio - Class A:
         Tax qualified ............................          621,807         10.355257          6,438,971           3%
         Non-tax qualified ........................        1,344,242         10.355257         13,919,971           3%
      One Group -
      Diversified Equity Portfolio - Class A:
         Tax qualified ............................          717,484         10.703972          7,679,929           1%
         Non-tax qualified ........................        1,619,434         10.703972         17,334,376           1%
      One Group -
      Diversified Mid Cap Portfolio - Class A:
         Tax qualified ............................          299,226         12.018518          3,596,253          10%
         Non-tax qualified ........................          669,118         12.018518          8,041,807          10%
      One Group - Equity Index Portfolio - Class A:
         Tax qualified ............................        1,715,189         12.913512         22,149,114         (1)%
         Non-tax qualified ........................        4,443,862         12.913512         57,385,865         (1)%
      One Group -
      Government Bond Portfolio - Class A:
         Tax qualified ............................        1,701,087         13.275145         22,582,177           3%
         Non-tax qualified ........................        3,907,416         13.275145         51,871,514           3%
      One Group -
      Large Cap Growth Portfolio - Class A:
         Tax qualified ............................        3,273,113         32.566769        106,594,715           0%
         Non-tax qualified ........................        7,828,217         32.566769        254,939,735           0%
      One Group -
      Mid Cap Growth Portfolio - Class A:
         Tax qualified ............................        1,629,851         33.459413         54,533,858          14%
         Non-tax qualified ........................        3,936,572         33,459413        131,715,388          14%
      One Group  Mid Cap Value Portfolio - Class A:
         Tax qualified ............................          454,773         10.497837          4,774,133           3%
         Non-tax qualified ........................        1,035,842         10.497837         10,874,100           3%
                                                           =========         =========
      Reserves for annuity contracts in payout phase:
         Non-tax qualified ........................                                               790,481
                                                                                            -------------
                                                                                          $ 1,234,319,875
                                                                                            =============

(*) The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.
======================================================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                   TOTAL                           FIdVIPEI
                                                      -----------------------------     ---------------------------
                                                          2000            1999              2000            1999
                                                      -------------   -------------     -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             $    9,608,781        5,918,868      2,149,250       1,797,880
  Mortality, expense and administration
    charges (note 2).....................                 (7,376,864)     (4,847,928)       (805,215)       (832,785)
                                                        ------------    ------------      ----------      ----------
    Net investment activity..............                  2,231,917       1,070,940       1,344,035         965,095
                                                        ------------    ------------      ----------      ----------

  Proceeds from mutual fund shares sold..                 26,330,971       7,540,500       9,058,805         919,192
  Cost of mutual fund shares sold........                (21,655,648)     (6,277,464)     (7,382,956)       (598,903)
                                                        ------------    ------------      ----------      ----------
    Realized gain (loss) on investments..                  4,675,323       1,263,036       1,675,849         320,289
  Change in unrealized gain (loss) on
    investments..........................                 (5,390,171)     53,535,690     (15,785,042)      9,507,708
                                                        ------------    ------------      ----------      ----------
    Net gain (loss) on investments.......                   (714,848)     54,798,726     (14,109,193)      9,827,997
                                                        ------------    ------------      ----------      ----------
  Reinvested capital gains...............                 23,329,618       4,901,173       8,265,251       3,974,261
                                                        ------------    ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........                24,846,687      60,770,839      (4,499,907)     14,767,353
                                                        ------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                189,528,730     159,107,690       3,420,622      12,742,966
  Transfers between funds................                          -               -      (5,009,836)     (2,212,669)
  Redemptions............................                (40,289,323)    (21,556,235)     (5,228,115)     (3,966,310)
  Annuity benefits.......................                    (59,245)           (412)        (14,662)            (77)
  Contingent deferred sales charges
    (note 2).............................                 (1,089,847)       (679,423)       (112,870)       (104,820)

 Adjustments to maintain reserves........                    (30,935)        (34,704)         48,135          (7,086)
                                                        -------------    ------------     -----------     -----------
      Net equity transactions............                 148,059,380     136,836,916      (6,896,726)      6,452,004
                                                        -------------    ------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                 172,906,067     197,607,755     (11,396,633)     21,219,357

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................               1,061,413,808     682,001,942     132,467,377     119,435,568
                                                        -------------    ------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....             $ 1,234,319,875     879,609,697     121,070,744     140,654,925
                                                        =============    ============     ===========     ===========


                                                                    FidVIPOv                         NSATMyMkt
                                                         ---------------------------      ---------------------------
                                                             2000            1999             2000            1999
                                                         -------------   -----------      -------------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                   392,497          293,246         448,986         227,793
  Mortality, expense and administration
    charges (note 2).....................                  (184,096)        (128,655)       (105,583)        (65,183)
                                                          ---------       ----------     -----------      ----------
    Net investment activity..............                   208,401          164,591         343,403         162,610
                                                          ---------       ----------     -----------      ----------

  Proceeds from mutual fund shares sold..                 1,279,147          691,618       7,913,821       3,520,462
  Cost of mutual fund shares sold........                  (906,109)        (562,733)     (7,913,821)     (3,520,462)
                                                          ---------       ----------     -----------      ----------
    Realized gain (loss) on investments..                   373,038          128,885               -               -
  Change in unrealized gain (loss) on
    investments..........................                (4,730,861)         662,764               -               -
                                                          ---------       ----------     -----------      ----------
    Net gain (loss) on investments.......                (4,357,823)         791,649               -               -
                                                          ---------       ----------     -----------      ----------
  Reinvested capital gains...............                 2,471,671          472,977               -               -
                                                          ---------       ----------     -----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........               (1,677,751)       1,429,217         343,403         162,610
                                                          ---------       ----------     -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                   833,735        1,726,272       1,645,786       1,654,924
  Transfers between funds................                 1,739,912         (267,357)     (5,014,322)       (134,817)
  Redemptions............................                (1,086,015)        (752,400)     (1,239,355)       (509,110)
  Annuity benefits.......................                   (15,038)               -               -               -
  Contingent deferred sales charges
    (note 2).............................                   (22,682)         (26,169)        (32,942)        (12,662)

 Adjustments to maintain reserves........                    22,414              135             200             218
                                                         -----------      -----------     -----------      ----------
      Net equity transactions............                  1,472,326          680,481      (4,640,633)        998,553
                                                         -----------      -----------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                   (205,425)       2,109,698      (4,297,230)      1,161,163

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                 28,241,421       19,014,038      19,481,812       9,730,579
                                                         -----------       ----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....                 28,035,996       21,123,736      15,184,582      10,891,742
                                                         ===========       ==========     ===========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)



                                                                  NSATTotRe                       OGBal
                                                       ---------------------------     ---------------------------
                                                             2000           1999            2000           1999
                                                       -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    246,675         339,622       3,087,595       1,551,556
  Mortality, expense and administration
    charges (note 2) ..............................       (586,293)       (557,578)     (1,247,685)       (793,358)
                                                       -----------     -----------     -----------     -----------
    Net investment activity .......................       (339,618)       (217,956)      1,839,910         758,198
                                                       -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold ...........      4,720,491         392,774       1,005,257          85,779
  Cost of mutual fund shares sold .................     (3,010,196)       (233,428)       (675,113)        (55,824)
                                                       -----------     -----------     -----------     -----------
    Realized gain (loss) on investments ...........      1,710,295         159,346         330,144          29,955
  Change in unrealized gain (loss) on investments .        982,323       8,467,223       2,060,240       4,959,482
                                                       -----------     -----------     -----------     -----------
    Net gain (loss) on investments ................      2,692,618       8,626,569       2,390,384       4,989,437
                                                       -----------     -----------     -----------     -----------
  Reinvested capital gains ........................           --            38,609         136,329         396,595
                                                       -----------     -----------     -----------     -----------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........      2,353,000       8,447,222       4,366,623       6,144,230
                                                       -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      3,328,184       9,567,591      22,108,220      43,086,023
  Transfers between funds .........................     (1,753,544)       (950,033)     (1,289,299)        969,898
  Redemptions .....................................     (3,817,190)     (2,211,325)     (5,525,876)     (2,944,336)
  Annuity benefits ................................        (14,730)            (87)           --               (80)
  Contingent deferred sales charges (note 2) ......        (91,042)        (62,706)       (165,237)        (94,838)
  Adjustments to maintain reserves ................         11,179          (8,521)         10,284          (7,049)
                                                       -----------     -----------     -----------     -----------
      Net equity transactions .....................     (2,337,143)      6,334,919      15,138,092      41,009,618
                                                       -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         15,857      14,782,141      19,504,715      47,153,848
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     92,522,015      79,971,072     183,356,734     103,052,096
                                                       -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 92,537,872      94,753,213     202,861,449     150,205,944
                                                       ===========     ===========     ===========     ===========




                                                                OGBond                         OGDivEq
                                                         -------------------            ---------------------
                                                             2000     1999                 2000       1999
                                                         ----------  -------            ---------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................         529,872    -                    40,077       --
  Mortality, expense and administration
    charges (note 2) ..............................         (77,789)   -                   (96,332)      --
                                                         ----------  -------            ----------    --------
    Net investment activity .......................         452,083    -                   (56,255)      --
                                                         ----------  -------            ----------    --------

  Proceeds from mutual fund shares sold ...........            --      -                      --         --
  Cost of mutual fund shares sold .................            --      -                      --         --
                                                         ----------  -------            ----------    --------
    Realized gain (loss) on investments ...........            --      -                      --         --
  Change in unrealized gain (loss) on investments .          97,976    -                   570,443       --
                                                         ----------  -------            ----------    --------
    Net gain (loss) on investments ................          97,976    -                   570,443       --
                                                         ----------  -------            ----------    --------
  Reinvested capital gains ........................            --      -                      --         --
                                                         ----------  -------            ----------    --------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........         550,059    -                   514,188       --
                                                         ----------  -------            ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      15,066,518    -                18,095,263       --
  Transfers between funds .........................        (251,118)   -                    34,022       --
  Redemptions .....................................        (242,753)   -                  (333,452)      --
  Annuity benefits ................................            --      -                      --         --
  Contingent deferred sales charges (note 2) ......          (5,585)   -                   (11,174)      --
  Adjustments to maintain reserves ................         (50,633)   -                     2,974       --
                                                         ----------  -------            ----------    --------
      Net equity transactions .....................      14,516,429    -                17,787,633       --
                                                         ----------  -------            ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      15,066,488    -                18,301,821       --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       5,292,462    -                 6,712,487       --
                                                         ----------  -------            ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      20,358,950    -                25,014,308       --
                                                         ==========  =======            ==========    ========

                                                                                                   (Continued)


NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)


                                                                   OGDivMidCap                            OGEqIx
                                                       -------------------------------          -------------------------
                                                             2000              1999                2000           1999
                                                       -----------       -------------          ---------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     23,987              -                 400,443         158,861
  Mortality, expense and administration
    charges (note 2) ..............................        (43,682)             -                (433,761)       (121,097)
                                                       -----------       ------------         -----------      ----------
    Net investment activity .......................        (19,695)             -                 (33,318)         37,764
                                                       -----------       ------------         -----------      ----------
  Proceeds from mutual fund shares sold ...........           --                -                  14,691          81,281
  Cost of mutual fund shares sold .................           --                -                 (12,259)        (70,039)
                                                       -----------       ------------         -----------      ----------
    Realized gain (loss) on investments ...........           --                -                   2,432          11,242
  Change in unrealized gain (loss) on investments .        451,183              -              (1,430,839)      2,457,888
                                                       -----------       ------------         -----------      ----------
    Net gain (loss) on investments ................        451,183              -              (1,428,407)      2,469,130
                                                       -----------       ------------         -----------      ----------
  Reinvested capital gains ........................        259,972              -               1,054,653            --
                                                       -----------       ------------         -----------      ----------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........        691,460              -                (407,072)      2,506,894
                                                       -----------       ------------         -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      8,333,203              -              24,308,074      15,146,454
  Transfers between funds .........................        142,179              -               3,946,009         920,813
  Redemptions .....................................       (189,390)             -              (2,107,942)       (273,570)
  Annuity benefits ................................           --                -                 (14,815)           --
  Contingent deferred sales charges (note 2) ......         (7,048)             -                 (66,280)        (13,773)
  Adjustments to maintain reserves ................       (129,582)             -                  15,738             209
                                                       -----------       ------------         -----------      ----------
      Net equity transactions .....................      8,149,362              -              26,080,784      15,780,133
                                                       -----------       ------------         -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      8,840,822              -              25,673,712      18,287,027
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      2,797,178              -              54,058,615      13,702,629
                                                       -----------       ------------         -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 11,638,000              -              79,732,327      31,989,656
                                                       ===========       ============         ===========      ==========



                                                                 OGGvtBd                        OGLgCapGr
                                                     -----------------------------    ---------------------------
                                                          2000           1999              2000          1999
                                                     -----------      -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    2,214,672       1,351,503            --           198,407
  Mortality, expense and administration
    charges (note 2) ..............................     (440,209)       (277,658)     (2,212,569)     (1,458,233)
                                                      ----------      ----------     -----------     -----------
    Net investment activity .......................    1,774,463       1,073,845      (2,212,569)     (1,259,826)
                                                      ----------      ----------     -----------     -----------
  Proceeds from mutual fund shares sold ...........    1,284,720         696,965         926,477         725,725
  Cost of mutual fund shares sold .................   (1,306,965)       (699,426)       (383,544)       (298,198)
                                                      ----------      ----------     -----------     -----------
    Realized gain (loss) on investments ...........      (22,245)         (2,461)        542,933         427,527
  Change in unrealized gain (loss) on investments .      485,485      (2,157,025)     (5,910,952)     24,818,009
                                                      ----------      ----------     -----------     -----------
    Net gain (loss) on investments ................      463,240      (2,159,486)     (5,368,019)     25,245,536
                                                      ----------      ----------     -----------     -----------
  Reinvested capital gains ........................         --             2,360       6,914,049          16,371
                                                      ----------      ----------     -----------     -----------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........    2,237,703      (1,083,281)       (666,539)     24,002,081
                                                      ----------      ----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................   17,944,928      17,475,813      39,154,190      44,933,143
  Transfers between funds .........................   (5,688,614)        (87,588)      6,105,335       2,112,069
  Redemptions .....................................   (3,110,246)     (1,399,679)    (12,287,418)     (6,820,268)
  Annuity benefits ................................         --               (61)           --              (107)
  Contingent deferred sales charges (note 2) ......     (101,403)        (39,352)       (337,485)       (226,627)
  Adjustments to maintain reserves ................          864          (5,694)         24,988          (7,775)
                                                      ----------      ----------     -----------     -----------
      Net equity transactions .....................    9,045,529      15,943,439      32,659,610      39,990,435
                                                      ----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............   11,283,232      14,860,158      31,993,071      63,992,516
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......   63,170,455      42,239,580     329,541,396     202,191,833
                                                      ----------      ----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   74,453,687      57,099,738     361,534,467     266,184,349
                                                      ==========      ==========     ===========     ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)




                                                                   OGMidCapGr                      OGMidCapV
                                                        -----------------------------     -------------------------
                                                             2000              1999             2000       1999
                                                        -----------      -----------      -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        --               --             74,727        --
  Mortality, expense and administration
    charges (note 2) ..............................      (1,082,682)        (613,381)         (60,968)       --
                                                       ------------      -----------      -----------    ----------
    Net investment activity .......................      (1,082,682)        (613,381)          13,759        --
                                                       ------------      -----------      -----------    ----------

  Proceeds from mutual fund shares sold ...........         127,562          426,704             --          --
  Cost of mutual fund shares sold .................         (64,685)        (238,451)            --          --
                                                       ------------      -----------      -----------    ----------
    Realized gain (loss) on investments ...........          62,877          188,253             --          --
  Change in unrealized gain (loss) on investments .      17,574,143        4,819,641          245,730        --
                                                       ------------      -----------      -----------    ----------
    Net gain (loss) on investments ................      17,637,020        5,007,894          245,730        --
                                                       ------------      -----------      -----------    ----------
  Reinvested capital gains ........................       4,225,947             --              1,746        --
                                                       ------------      -----------      -----------    ----------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........      20,780,285        4,394,513          261,235        --
                                                       ------------      -----------      -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      23,760,872       12,774,504       11,529,135        --
  Transfers between funds .........................       6,977,735         (350,316)          61,541        --
  Redemptions .....................................      (4,893,525)      (2,679,237)        (228,046)       --
  Annuity benefits ................................            --               --               --          --
  Contingent deferred sales charges (note 2) ......        (128,328)         (98,476)          (7,771)       --
  Adjustments to maintain reserves ................          19,242              859           (6,738)       --
                                                       ------------      -----------      -----------    ----------
      Net equity transactions .....................      25,735,996        9,647,334       11,348,121        --
                                                       ------------      -----------      -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      46,516,281       14,041,847       11,609,356        --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     139,732,977       92,664,547        4,038,879        --
                                                       ------------      -----------      -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 186,249,258      106,706,394       15,648,235        --
                                                       ============      ===========      ===========    ==========

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VASeparate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:


              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Funds of The One Group(R) Investment Trust (One Group);
                One Group - Balanced Portfolio (OGBal) (formerly One Group - Asset Allocation Fund)
                One Group - Bond Portfolio (OGBond)
                One Group - Diversified Equity Portfolio (OGDivEq)
                One Group - Diversified Mid Cap Portfolio (OGDivMidCap)
                One Group - Equity Index Portfolio (OGEqIx)
                  (formerly One Group - Equity Index Fund)
                One Group - Government Bond Portfolio (OGGvtBd)
                  (formerly One Group - Government Bond Fund)
                One Group - Large Cap Growth Portfolio (OGLgCapGr)
                  (formerly One Group - Large Company Growth Fund))
                One Group - Mid Cap Growth Portfolio (OGMidCapGr)
                  (formerly One Group - Growth Opportunities Fund)
                One Group - Mid Cap Value Portfolio (OGMidCapV)

          At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                        Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220       U.S. Postage
                                                                      P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521





Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company